Equity - Other contributed equity (Tables)	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of equity - other contributed equity

	Consolidated
	2018	2017
	A$’000	A$’000

Convertible note - Triaxial	464	600